Management of Capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of Managed Capital

	December 31, 2018	December 31, 2017
Shareholder's equity	$2,602.3	$2,681.2